Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HUSSMAN INVESTMENT TRUST
Entity Central Index Key	0001110502
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000004198
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Market Cycle Fund
Trading Symbol	HSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Market Cycle Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Market Cycle Fund	$106	1.15%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     During the fiscal year ended June 30, 2026, our most reliable valuation measures reached unprecedented extremes, extending beyond the levels of 1929 and 2000. Even taking record corporate profit margins and exuberant earnings estimates as representative of future outcomes, earnings-based valuation measures also reached levels historically associated with market losses over the following 10-12 years. The U.S. equity markets was strikingly divergent, with individual stock performance skewed heavily toward high-risk, high-volatility stocks, and away from lower-volatility investments.

     Amid these conditions, the Fund maintained a generally defensive investment stance in equities, consistent with its long-term, full-cycle, risk-managed discipline. In early-2026, the Fund extended its September 2024 hedging implementation to further increase its investment flexibility during periods of elevated speculation. This enables periodically constructive market exposure under well-defined conditions, while maintaining a safety-net against extended market losses. Please see the monthly comments on the Fund website, www.hussmanfunds.com for further discussion.

     For the fiscal year, the total return of the Fund was -16.41%, compared with a 22.32% total return of the benchmark S&P 500® Index. The largest peak-to-trough loss in the Fund was -17.46%, compared with an interim loss in the S&P 500® of -8.89%. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

     The following equity holdings achieved gains in excess of $3 million during the fiscal year ended June 30, 2026: ACM Research, Viasat, Ubiquiti, United Natural Foods, Barrick Mining and Sezzle. There were no equity losses in excess of $3 million during this period.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
Table Summary
	Hussman Strategic Market Cycle Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$8,447	$11,790
Jun-2018	$8,210	$13,484
Jun-2019	$7,549	$14,889
Jun-2020	$8,015	$16,006
Jun-2021	$8,881	$22,536
Jun-2022	$9,274	$20,144
Jun-2023	$8,483	$24,091
Jun-2024	$7,743	$30,006
Jun-2025	$8,880	$34,556
Jun-2026	$7,423	$42,271

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Hussman Strategic Market Cycle Fund	-16.41%	-3.52%	-2.94%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 351,596,798
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 3,176,539
InvestmentCompanyPortfolioTurnover	410.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$351,596,798 Number of Portfolio Holdings210 Advisory Fee (net of waivers)$3,176,539 Portfolio Turnover410%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	44.4%
Common Stocks	114.6%

As of June 30, 2026, 97.9% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000® Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Table Summary
Value	Value
Real Estate	0.4%
Utilities	1.1%
Materials	1.9%
Communications	3.5%
Industrials	7.6%
Financials	10.3%
Consumer Staples	10.7%
Energy	11.8%
Consumer Discretionary	14.7%
Technology	15.1%
Health Care	22.9%

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PepsiCo, Inc.	1.4%
Ubiquiti, Inc.	1.4%
Incyte Corporation	1.3%
Viasat, Inc.	1.3%
Neurocrine Biosciences, Inc.	1.2%
Biogen, Inc.	1.2%
Hershey Company (The)	1.2%
Cimpress plc	1.2%
Ziff Davis, Inc.	1.0%
United Natural Foods, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000212809
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Allocation Fund
Trading Symbol	HSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Allocation Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     During the fiscal year ended June 30, 2026, our most reliable valuation measures reached unprecedented extremes, extending beyond even the levels of 1929 and 2000. The U.S. equity markets was strikingly divergent, with individual stock performance skewed heavily toward high-risk, high-volatility stocks, and away from lower-volatility investments.

     Amid these conditions, the Fund maintained a largely hedged investment stance in equities, consistent with its long-term, full-cycle, risk-managed discipline. Still, in early-2026, the Fund extended its September 2024 hedging implementation to further increase its investment flexibility even in the event that this speculation continues. This includes the scope for periods of constructive market exposure even amid extreme valuations, with continued downside protection.

     Based on benchmarks used by the Advisor to gauge the adequacy of long-term Treasury yields, the Fund increased its exposure to longer-term bonds as the year progressed, generally with an average duration of 6-8 years. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

     For the fiscal year, the total return of the Fund was -0.47%, compared with a 22.32% total return in the S&P 500® Index and a 3.79% gain in the Bloomberg U.S. Aggregate Bond Index. The largest peak-to-trough loss in the Fund was -5.34%, compared with interim losses in the S&P 500® and Bloomberg Aggregate of -8.89% and -2.75%, respectively.

     The following equity holdings achieved gains in excess of $150,000 during the fiscal year ended June 30, 2026: ACM Research, Viasat, Ubiquiti, United Natural Foods, Barrick Mining and Sezzle. There were no equity losses in excess of $150,000 during this period.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
Table Summary
	Hussman Strategic Allocation Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Jun-2020	$10,323	$10,579	$10,950	$10,988
Jun-2021	$12,357	$10,543	$13,554	$15,470
Jun-2022	$11,963	$9,458	$11,992	$13,828
Jun-2023	$12,210	$9,369	$13,340	$16,537
Jun-2024	$12,384	$9,616	$15,433	$20,598
Jun-2025	$13,508	$10,200	$17,296	$23,721
Jun-2026	$13,445	$10,587	$19,825	$29,017

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	-0.47%	1.70%	4.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.84%
Bloomberg US EQ:FI 60:40 Index	14.62%	7.90%	10.52%
S&P 500® Index	22.32%	13.41%	16.84%

Performance Inception Date	Aug. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,374,412
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	368.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,374,412 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$0 Portfolio Turnover368%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
U.S. Treasury Obligations	14.2%
Money Market Funds	36.7%
Common Stocks	81.2%

As of June 30, 2026, 91.9% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000® Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Table Summary
Value	Value
Real Estate	0.4%
Utilities	1.1%
Materials	1.9%
Communications	3.5%
Industrials	7.6%
Financials	10.3%
Consumer Staples	10.7%
Energy	11.8%
Consumer Discretionary	14.7%
Technology	15.1%
Health Care	22.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 1.875%, due 07/15/35	8.3%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/36	2.0%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	2.0%
PepsiCo, Inc.	1.0%
Ubiquiti, Inc.	1.0%
Incyte Corporation	0.9%
Viasat, Inc.	0.9%
Neurocrine Biosciences, Inc.	0.9%
Biogen, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000004199
Shareholder Report [Line Items]
Fund Name	Hussman Strategic Total Return Fund
Trading Symbol	HSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hussman Strategic Total Return Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.
Additional Information Phone Number	(800) 487-7626
Additional Information Website	https://funddocs.filepoint.com/hussman/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     During the fiscal year ended June 30, 2026, the Fund increased its exposure to longer-term bonds as the year progressed, based on benchmarks used by the Advisor to gauge the adequacy of long-term Treasury yields. Amid generally rising real and nominal interest rates in the first half of 2026, the Fund held a relatively muted position in precious metals shares, allowing it to retain much of the gains that the Fund enjoyed during the preceding advance in this sector. The Fund had minor exposure to the utility and energy industries during the year. The Fund’s investment stance is expected to change in response to changes in observable market conditions.

     For the fiscal year, the total return of the Fund was 12.59%, compared with a 3.79% gain in its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund benefited from both the fixed income and equity holdings in the portfolio. The deepest peak-to-trough loss in the Fund was -2.42% compared with -2.75% for the benchmark. The Fund has outperformed its benchmark for the past 1, 3, 5, 7, and 10 years, and since inception on September 12, 2002.

     The following holdings achieved gains in excess of $1 million during the fiscal year ended June 30, 2026: Barrick Mining, Newmont, Agnico Eagle Mines, Hecla, Kinross Gold, Royal Gold and AngloGold Ashanti. The only portfolio losses in excess of $1 million during this period was U.S. Treasury Inflation-Protected Note, 1.875%, due 7/15/2035.

Performance Past Does Not Indicate Future [Text]	Past performance does not ensure future results.
Line Graph [Table Text Block]
Table Summary
	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000
Jun-2017	$9,650	$9,969
Jun-2018	$9,632	$9,929
Jun-2019	$10,568	$10,710
Jun-2020	$12,047	$11,646
Jun-2021	$12,373	$11,607
Jun-2022	$11,861	$10,413
Jun-2023	$11,858	$10,315
Jun-2024	$12,656	$10,587
Jun-2025	$14,515	$11,230
Jun-2026	$16,342	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	12.59%	5.72%	5.03%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 267,262,798
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,249,253
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$267,262,798 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$1,249,253 Portfolio Turnover204%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.8%
Common Stocks	3.8%
Money Market Funds	16.2%
U.S. Treasury Obligations	79.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 1.875%, due 07/15/35	24.6%
U.S. Treasury Notes, 3.375%, due 02/29/28	12.9%
U.S. Treasury Bills, 3.520%, due 11/27/26	11.1%
U.S. Treasury Notes, 3.500%, due 02/28/31	10.9%
U.S. Treasury Notes, 4.375%, due 05/15/36	7.5%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	5.9%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	4.5%
U.S. Treasury Notes, 1.500%, due 08/15/26	3.7%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.0%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.